MGHIF financing - Additional Information (Details) - USD ($)								1 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended		28 Months Ended
	Mar. 29, 2019	Oct. 22, 2018	Jul. 30, 2018	Jul. 14, 2018	Jun. 11, 2018	Feb. 06, 2018	Jun. 28, 2017	Jul. 31, 2015	Mar. 31, 2019	[1]	Sep. 30, 2018	[1]	Jun. 30, 2018 [1]	Mar. 31, 2018	[1]	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Proceeds from issuance of common stock, net of issuance costs																$ 478,250,900,000	$ 19,232,000,000	$ 4,782,509	$ 597,743	$ 597,743	$ 3,808,836
M G H I F Financing Agreement [Member]
Stock issued during period, shares, new issues								45,454
Shares issued, price per share								$ 110.00
Proceeds from issuance of common stock, net of issuance costs								$ 5,000,000
Debt instrument, interest rate, stated percentage								8.00%
Debt instrument, face amount								$ 1,000,000
Unamortized debt issuance costs					$ 7,000
M G H I F Financing Agreement [Member] | Second Amended And Restated Senior Secured Promissory Note [Member]
Debt instrument, face amount					$ 1,000,000
Accrued and unpaid interest				$ 285,512
Revised and extended the maturity date, payment terms					Six semi-annual payments
Annual payments plus accrued and unpaid interest					$ 166,667
Beginning date of debt maturity					Jan. 02, 2019
Ending date of debt maturity					Jul. 01, 2021
Amended And Restated M G H I F Financing Agreement [Member]
Debt instrument, interest rate, stated percentage							10.00%
Debt instrument, extended maturity date							Jul. 14, 2018
Issuance of common stock warrants to purchase							13,120
February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues						2,841,152
Shares issued, price per share						$ 3.25
Public Placement [Member]
Stock issued during period, shares, new issues																				5,912,307	1,000,000
At The Market Offering [Member]
Stock issued during period, shares, new issues																				318,236	227,216	690,247
Common Stock [Member]
Stock issued during period, shares, new issues																				318,236	227,216	690,247
Common Stock [Member] | October Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues		111,000																		318,236	227,216	690,247
Shares issued, price per share		$ 29.00
Proceeds from issuance of common stock, net of issuance costs		$ 2,800,000
Common Stock [Member] | Private Placement [Member] | M G H I F Financing Agreement [Member] | Second Amended And Restated Senior Secured Promissory Note [Member]
Stock issued during period, shares, new issues			144,238
Accrued and unpaid interest			$ 285,512
Stock issued during period, accrued and unpaid interest due			$ 285,512
Accrued and unpaid interest due date			Jul. 14, 2018
Common Stock [Member] | March Two Thousand Nineteen Public Offering [Member]
Stock issued during period, shares, new issues	450,000
Shares issued, price per share	$ 12.00
Proceeds from issuance of common stock, net of issuance costs	$ 4,800,000
Common Stock [Member] | Public Placement [Member]
Stock issued during period, shares, new issues									450,000				33,654	150,962						318,236	227,216	690,247
Common Stock [Member] | At The Market Offering [Member]
Stock issued during period, shares, new issues											10,710		5,202							318,236	227,216	690,247
Prefunded Units [Member] | February Two Thousand Eighteen Public Offering [Member]
Stock issued during period, shares, new issues						851,155
Shares issued, price per share						$ 3.24

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.